Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash, Uninsured Amount	$ 1,837,840
Depreciation	459,345	$ 299,553
Cost, Depreciation	291,074	25,500
Impairment of Intangible Assets, Finite-Lived	0	310,173
Asset Impairment Charges		4,887,297
Shipping and Handling Costs	129,412	59,756
Share-Based Payment Arrangement, Expense	836,267	888,107
Amortization of Fair Values of Options [Member]
Share-Based Payment Arrangement, Noncash Expense	711,037	782,081
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense	125,230	106,026
Share-Based Payment Arrangement, Noncash Expense	$ 711,068	$ 782,081
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	2 years 3 months 18 days
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	7 years 3 months 18 days
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Retail Customer [Member]
Number of Customers	1
Concentration Risk, Percentage	43.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Food Distributor [Member]
Number of Customers	1	1
Concentration Risk, Percentage	25.20%	12.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Retail Customers [Member]
Number of Customers		2
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Retail Customer One [Member]
Concentration Risk, Percentage		43.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Retail Customer Two [Member]
Concentration Risk, Percentage		42.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customers [Member]
Number of Customers	5
Concentration Risk, Percentage	83.00%	99.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Number of Suppliers	2
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk, Percentage	17.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk, Percentage	10.00%